U.S. SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.  20549

                           FORM 24F-2
                Annual Notice of Securities Sold
                     Pursuant to Rule 24f-2

    Read instructions at end of Form before preparing Form.
                     Please print or type.


     1. Name and address of issuer: Prudential Small Companies Fund, Inc., Gateway Center Three, Newark, New Jersey 07102.

     2.   Name  of each series or class of funds for which this notice is filed:
          Class A, Class B, Class C and Class Z Shares.

     3.   File Number: 2-68723.

     4. Last day of fiscal year for which this notice is filed: September 30, 1996.

     5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the
          issuer's 24f-2 declaration:                         [ ]

     6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):

     7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: None/$0

     8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2: None

     9. Number and aggregate sale price of securities sold during the fiscal year: 42,711,034/$594,222,804.

     10.  Number  and aggregate sale price of securities sold during the  fiscal
          year   in   reliance  upon  registration  pursuant  to   rule   24f-2:
          42,711,034/$594,222,804.


11.  Number and aggregate sale price of securities issued during the fiscal year
     in   connection  with  dividend  reinvestment  plans,  if  applicable  (see instruction B.7):
     2,183,443/$27,854,955.

12.  Calculation of registration fee:

     (i)  Aggregate sale price of securities
          sold during the fiscal year in
          reliance on rule 24f-2 (from item 10):            $594,222,804

     (ii) Aggregate price of shares issued in
          connection with dividend reinvestment
          plans (from item 11, if applicable):              + 27,854,955

     (iii)     Aggregate price of shares redeemed or
          repurchased during the fiscal year
          (if applicable):                             (584,929,737)

     (iv) Aggregate price of shares redeemed or
          repurchased and previously applied
          as a reduction to filing fees
          pursuant to rule 24e-2
          (if applicable):                                      - 0 -

     (v)  Net aggregate price of securities
          sold and issued during the fiscal
          year in reliance of rule 24f-2
          [line (i), plus line (ii), less line
          (iii), plus line (iv)]
          (if applicable):                                 37,148,022

     (vi) Multiplier prescribed by section
          6(b) of the Securities Act of 1933
          or other applicable law or regulation
          (see instruction C.6):                       X    1/3300

     (vii)     Fee due [line (i) or line (v)
          multiplied by line (vi)]:                         $     11,256.98

Instructions:   Issuers should complete lines (ii), (iii), (iv) and (v) only  if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13.  Check  box  if  fees  are being remitted to the  Commission's  lockbox depository  as  described in section 3a of the Commission's  Rules  of
     Informal and Other Procedures (17 CFR 202.3a).                [ ]

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:



                              SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

                                        /s/ S. Jane Rose
                                   By:  S. Jane Rose, Secretary

     Date: November 27, 1996